Subsequent events	12 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent events

18 Subsequent events

At The Market (ATM) Agreement

On July 15, 2025, the Company entered into a sales agreement with A.G.P./Alliance Global (the “Agent”), pursuant to which the Company may sell from time to time, at its option, the Company’s Class A ordinary shares, par value US$0.000032 per share through or to the Agent, as sales agent or principal. In accordance with the terms of the Sales Agreement, under the prospectus, the Company may offer and sell its Class A Ordinary Shares having an aggregate offering price of up to $300,000,000 from time to time through or to the Agent. The sale, if any, of the Class A Ordinary Shares under the Sales Agreement will be made by any method permitted that is deemed to be an “at-the-market” equity offering as defined in Rule 415(a)(4) promulgated under the Securities Act of 1933, including sales made directly on the Nasdaq Capital Market or any other trading market for the Class A Ordinary Shares. Subject to the terms and conditions of the Sales Agreement, the Agent will use commercially reasonable efforts to sell the Class A Ordinary Shares from time to time, based on the Company’s instructions. The compensation payable to the Agent as sales agent shall be 3.0% of the gross proceeds from each sale of the shares through or to the Agent pursuant to the Sales Agreement. In addition, the Company will reimburse the Agent for certain out-of-pocket costs and expenses incurred in connection with the Sales Agreement in an amount not to exceed $40,000 and up to an additional $20,000 per fiscal year for maintenance, and the Company has agreed in the Sales Agreement to provide indemnification and contribution to the Agent against certain liabilities, including liabilities under the Securities Act.

18	Subsequent events (continued)

Security Purchase Agreement

As previously disclosed on the May 2025 Form 6-K, (a) on April 4, 2025, the Company and Indopacific Health Investment Corporation Pte. Ltd. (“Indopacific”) executed a non-binding term sheet (“Term Sheet”) for the acquisition of Indopacific through a share exchange; and (b) to effect the Interim Financing contemplated under the Term Sheet, the Company entered into a securities purchase agreement with Indopacific and Natali Ardianto on May 2, 2025, pursuant to which the Company has issued and sold an aggregate of 22,485 class A ordinary shares for $200,000. As part of the same series of transactions contemplated under the Term Sheet, on September 10, 2025, the Company and Indopacific entered into an additional securities purchase agreement (the “Second SPA”), pursuant to which the Company agreed to issue and sell an aggregate of 100,000 class A ordinary shares (the “Consideration Shares”), valued at $9.00 per share, for $900,000. Pursuant to the Second SPA, 50% of the Consideration Shares will be subject to a 180 days lock-up period, and the remaining 50% of the Consideration Shares will be subject to a 360 days lock-up period. The closing of the sale and purchase of the Consideration Shares is conditioned upon, among other things, the Consideration Shares having been approved and designated for quotation or listed on the Nasdaq Capital Market. The Second SPA contained customary representations and warranties of the Company and Indopacific. As of the date of this report, the parties have not yet entered into a definitive agreement for the Share Exchange. The Company will make a further announcement once a definitive agreement has been executed.

Except as noted below, the Company has assessed all events of transactions that occurred after June 30, 2025 through the date that these consolidated financial statements are available to be issued and other than the following, there are no further material subsequent events that require disclosure in these consolidated financial statements.

Reverse Split

The Company’s Extraordinary General Meeting held on September 11, 2025, the Company’s shareholders approved (i) the 1-for-5 reverse stock split of all of its issued and outstanding, and authorized but unissued, ordinary shares (the “Reverse Stock Split”) and (ii) the Amended and Restated Memorandum and Articles of Association of the Company (the “Memorandum Amendment”) to reflect the Reverse Stock Split. On September 23, 2025, the Company’s Board of Directors, acting pursuant to the approval by the Company’s shareholders, filed the Memorandum Amendment by sending notice to the Registrar of Companies of the Cayman Islands. Pursuant to the Memorandum Amendment, the authorized share capital remains $50,000 and is now divided into 312,500,000 ordinary shares, and the par value of the ordinary shares has increased from $0.000032 per share to $0.00016 per share. As a result of the Reverse Stock Split, every five issued and outstanding ordinary shares were combined into one issued and outstanding ordinary share. Shareholders will not receive fractional shares; instead, the Company shall receive one ordinary share in lieu of any fractional shares. The Reverse Stock Split became effective at 12:01 a.m. Eastern Time on September 25, 2025, and the Company’s ordinary shares began trading on a Reverse Stock Split-adjusted basis on the Nasdaq Capital Market under the existing ticker symbol “MNDR” at the market open on September 25, 2025. After the Reverse Stock Split, the trading symbol for the Company’s ordinary shares will continue to be “MNDR.” The new CUSIP number for the Company’s ordinary shares is G62264 125.